Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $5.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.30%
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $550.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $621.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Power Buffer ETF™ - August | SPDR S&P 500 ETF Trust, Expiration: 07/31/2025; Exercise Price: $468.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.80%)